Share capital, share premium and own shares	12 Months Ended
Dec. 31, 2023
Share capital, share premium and own shares
Share capital, share premium and own shares

C8    Share capital, share premium and own shares

Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

	2023			2022
	Number of ordinary	Share	Share	Number of ordinary	Share	Share
Issued shares of 5p each fully paid	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 Jan	2,749,669,380	182	5,006	2,746,412,265	182	5,010
Shares issued under share-based schemes	3,851,376	1	3	3,257,115	—	2
Shares issued under Hong Kong public offer and international placing in 2022		—	—	—	—	(6)
Balance at 31 Dec	2,753,520,756	183	5,009	2,749,669,380	182	5,006

Options outstanding under save as you earn schemes to subscribe for shares at each year end shown below are as follows:

	Number of	Share price range
	shares to	from		to		Exercisable
	subscribe for	(in pence)		(in pence)		by year
31 Dec 2023	1,671,215	737	p	1,455	p	2029
31 Dec 2022	1,858,292	737	p	1,455	p	2028

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares (‘own shares’) in relation to its employee share schemes through the trusts established to facilitate the delivery of shares under employee incentive plans.

During the year, the trusts purchased a total number of shares of 3,888,138 (2022: 5,498,486) and the cost of acquiring these shares, including shares purchased for members under employee share purchase plans was $54 million (2022: $77 million). The cost in USD shown has been calculated from the share prices in pounds sterling using the monthly average exchange rate for the month in which those shares were purchased. At 31 December 2023, 10.0 million (31 December 2022: 12.6 million) Prudential plc shares were held in the trusts.

Other than as disclosed above, the Company and its subsidiaries did not purchase, sell or redeem any Prudential plc listed securities during 2023. Subsequent to the year end, the Company commenced and completed a share repurchase programme in January 2024 in respect of 3,851,376 ordinary shares as disclosed in note D2.